Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

VIA EDGAR TRANSMISSION

January 21, 2014

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:          Advisors Series Trust (the “Trust”)
File Nos.:  333-17391 and 811-07959

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust to add one new series, Semper Short Duration Fund (the “Fund”), is Post-Effective Amendment No. 560 under the 1933 Act and Amendment No. 562 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Pursuant to Rule 485(a)(2) of the 1933 Act, the Trust would anticipate that this filing shall become effective 75 days after filing on April 6, 2014.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file a Summary Prospectus under Rule 497(k).

Please note that because this Fund is to be a “shell” fund for the purpose of acquiring all of the assets and liabilities of the Semper Short Duration Fund, a series of Forum Funds, for which a proxy statement on Schedule 14A was filed on January 17, 2014, the Trust anticipates requesting acceleration of the effective date of this Post-Effective Amendment No. 560 to a date no later than March 28, 2014.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust

Enclosures